Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments - The Company applies ASC 820, “Fair Value Measurements.” This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

•         Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•         Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•         Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

Fair Value of Financial Instruments – The Company adopted ASC 820, Fair Value Measurements and Disclosures, for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that requires the use of fair value measurements which establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:         Observable inputs such as quoted market prices in active markets for identical assets or liabilities

Level 2:         Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3:         Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying amounts reported in the balance sheets for the cash and cash equivalents, prepaid stock compensation, receivables accounts payable, and accrued liabilities each qualify as financial instruments and are a reasonable estimate of fair value because on the short period of time between the origination of such instruments and their expected realization and their current market rate of interest.

In addition, FASB ASC 825-10-25, Fair Value Option was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

Fair value of financial instruments is as follows:

	December 31, 2016		Date of Issuance October 17, 2016
	Fair Value	Input Level	Fair Value	Input Level

Derivative liability – $1 million of Notes issued October 17, 2016	$56,557	Level 3	$271,754	Level 3
Derivative liability – 160,000 warrants issued October 17, 2016	$36,649	Level 3	$176,096	Level 3

The derivative liability is the result of the $1 million of Notes, and the 160,000 warrants, that were issued in October 2016, both of which contain anti-dilution provisions in the event the Company engages in specified transactions. The Notes mature on October 17, 2017 and the warrants expire on October 17, 2019. The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable input (Level 3) on October 17, 2016 and December 31, 2016:

Conversion feature derivative liability
Fair value on issuance date	$447,850
Change in fair value	(354,644)
Balance December 31, 2016	$93,206

At December 31, 2015, the Company had two outstanding warrants to purchase a total of 12,500 shares of common stock but the warrants did not contain anti-dilution provisions, and thus were not derivative liabilities. The fair value of one of the warrants of $271,250 was expensed on the date of issuance in 2014, and was calculated using a Black-Scholes option pricing model with the following assumptions: expected life of two years, expected volatility of 201%, a risk-free interest rate of 0.39%, and an expected dividend yield of 0%. The fair value of the other warrant of $36,250 was expensed on the date of issuance in 2014, and was calculated using a Black-Scholes option pricing model with the following assumptions: expected life of two years, expected volatility of 287%, a risk-free interest rate of 0.41%, and an expected dividend yield of 0%.